Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation. The consolidated financial statements include the accounts of Washington Federal, Inc. (Company or Washington Federal) and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated.
Description of business. Washington Federal is a unitary thrift holding company. The Company's principal operating subsidiary is Washington Federal (Bank). The Bank is principally engaged in the business of attracting deposits from the general public and investing these funds, together with borrowings and other funds, in one-to-four family residential real estate loans, multi-family real estate loans and commercial loans. The Bank conducts its activities through a network of 160 offices located in Washington, Oregon, Idaho, Utah, Arizona, Nevada, New Mexico, and Texas.
The Company's fiscal year end is September 30th. All references to 2011, 2010 and 2009 represent balances as of September 30, 2011, September 30, 2010 and September 30, 2009, or activity for the fiscal years then ended. References to net income in this document refer to net income available to common shareholders.

Effective January 8, 2010, the Bank acquired certain assets and liabilities, including most of the loans and deposits, of Horizon Bank, headquartered in Bellingham, Washington (“Horizon”) from the Federal Deposit Insurance Corporation (“FDIC”), as receiver for Horizon (the “Acquisition”).

The Bank acquired certain assets with a book value of $1.19 billion, including $968 million in loans and $32 million in foreclosed real estate, and selected liabilities with a book value of $1.03 billion, including $820 million in deposits.
The loans and foreclosed real estate purchased are covered by two loss share agreements between the FDIC and the Bank (one for single family loans and the other for all other loans and foreclosed real estate), which affords the Bank significant loss protection. Under the loss share agreements, the FDIC will cover 80% of covered loan and foreclosed real estate losses up to $536 million and 95% of losses in excess of that amount. The term for loss sharing on residential real estate loans is ten years, while the term for loss sharing on non-residential real estate loans is five years with respect to losses and eight years with respect to loss recoveries. The losses reimbursable by the FDIC are based on the book value of the relevant loan as determined by the FDIC at the date of the transaction. New loans made after that date are not covered by the loss share agreements. To account for the transaction, the balance sheet now has three new line items, as follows:

“Covered loans” represents the loans acquired from Horizon recorded at their estimated fair market value.

“Covered real estate held for sale” represents the estimated fair market value of the repossessed real estate acquired in the transaction. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”.

The “FDIC indemnification asset” represents the estimated fair value of the guarantee provided by the FDIC on the covered assets.

Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.

Effective October 14, 2011, subsequent to the end of the fiscal year, the Company acquired six branch locations, four in Albuquerque, New Mexico, and two in Santa Fe, New Mexico, from Charter Bank. $254,821,000 of deposits were acquired for a premium of $1,061,000.
Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale.
Held-to-maturity securities - Securities classified as held-to-maturity are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.
Available-for-sale securities - Securities not classified as held-to-maturity are considered to be available-for-sale. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported as a net amount in the accumulated other comprehensive income component of stockholders' equity.
Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered. Any other than temporary declines in fair value are recognized in the statements of operations.
Premiums and discounts on investments are deferred and recognized over the life of the asset, using the effective interest method.
Realized gains and losses on securities sold as well as other than temporary impairment charges, are shown on the Consolidated Statements of Operations under the Other Income (Loss) heading.
Loans receivable - When a borrower fails to make a required payment on a loan, the Company attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Company may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Company.
The Company will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure.
Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Company does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Company expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet contractual obligations.
The Company maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Company's methodology for assessing the appropriateness of the allowance consists of two components, which include the general allowance and specific allowances.
The general loan loss allowance is established by applying a loss percentage factor to the different loan types. Management believes loan types are the most relevant factor to group loans for the allowance calculation as the risk characteristics in these groups are similar. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”). The HLF takes into account historical charge-offs, while the QLF is determined by loan type and allows management to augment reserve levels to reflect the current environment and portfolio performance trends including recent charge-off trends. Allowances are provided based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. The recovery of the carrying value of loans is susceptible to future market conditions beyond the Company's control, which may result in losses or recoveries differing from those provided.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred.
Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. Collateral dependent impaired loans are measured using the fair value of the collateral, less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
The Company receives fees for originating loans in addition to various fees and charges related to existing loans, which may include prepayment charges, late charges and assumption fees. Deferred loan fees and costs are recognized over the life of the loans using the effective interest method.
Covered loans. Covered loans are the loans acquired from Horizon in 2010 recorded at their estimated fair market value. Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.
Covered real estate held for sale. Covered real estate held for sale represents the foreclosed properties that were originally Horizon loans. Covered real estate held for sale is carried at the estimated fair market value of the repossessed real estate. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”.
FDIC indemnification asset. FDIC indemnification asset is the receivable recorded from due to guarantee provided by the FDIC on the covered assets.
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.
Real estate held for sale. Properties acquired in settlement of loans or acquired for development are recorded at the lower of cost or fair value less selling costs. Subsequent declines in valuation are recorded as additional expense in gain (loss) on real estate acquired through foreclosure line item.
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles and non-compete agreement intangible are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. No impairment of intangible assets has ever been identified. The Company amortizes the two core deposit intangibles on a straight line basis over their estimated lives of 7 and 8 years; the non-compete agreement intangible, which was fully amortized as of September 30, 2010, was amortized on a straight-line basis over its life of five years.
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2009	$251,653	$2,469	$2,675	$256,797
Additions	—	—	3,064	3,064
Amortization	—	(694)	(1,449)	(2,143)
Balance at September 30, 2010	251,653	1,775	4,290	257,718
Additions	—	—	—	—
Amortization	—	(529)	(918)	(1,447)
Balance at September 30, 2011	$251,653	$1,246	$3,372	$256,271

The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense (in thousands)

2012	$918
2013	918
2014	918
2015	618
2016	—

Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.
Accounting for stock-based compensation. The Company records an expense for the estimated fair value of equity awards over the vesting period. See Note L for additional information. Stock options that were not dilutive but were outstanding as of September 30, 2011, 2010 and 2009 were 2,190,123, 1,941,633 and 2,401,764, respectively.
Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reported in the financial statements include the allowance for loan losses, intangible assets, deferred taxes and contingent liabilities. Actual results could differ from these estimates.
New accounting pronouncements. In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU simplifies how entities, both public and nonpublic, test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance under Topic 350 required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The Company does not anticipate ASU and the guidance will have a material impact on the Company's financial condition and results of operations.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income.  ASU 2011-05 attempts to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income.  The effective date of ASU 2011-05 will be the first interim or fiscal period beginning after December 15, 2011 and should be applied retrospectively to transactions or modifications of existing transactions that occur on or after the effective date.  Early adoption is permitted.  The Company is evaluating the impact this ASU will have on its financial condition and results of operations.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 developed common requirements between U.S. GAAP and IFRSs for measuring fair value and for disclosing information about fair value measurements.  The effective date of ASU 2011-04 will be during interim or annual period beginning after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date.  Early adoption is not permitted.  The Company is evaluating the impact this ASU will have on its financial condition and results of operations.

In April 2011, the FASB issued ASU No. 2011-03, Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements. This ASU removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control are not changed by the amendments in this ASU. The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company intends to comply with this new guidance.

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310) - A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this ASU clarify the guidance on a creditor's evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. This guidance will be effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption (i.e., October 1, 2010, for the Company). As a result of this guidance, receivables previously measured under loss contingency guidance that are newly considered impaired should be disclosed, along with the related allowance for credit losses, as of the end of the period of adoption. The adoption of this guidance resulted in $7.6 million of loan modifications being classified as troubled debt restructurings that previously would not have been so classified. The incremental impact on the allowance for loan losses was not significant.
In December 2010, the FASB issued ASU 2010-28, Intangibles - Goodwill and Other (Topic 350) - When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this ASU affect all entities that have recognized goodwill and have one or more reporting units whose carrying amount for purposes of performing Step 1 of the goodwill impairment test is zero or negative. As the Company has only one reporting unit with a carrying amount greater than zero, this ASU has no impact on the financial statements.
In December 2010, the FASB issued ASU 2010-29, Business Combinations (Topic 805) - Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this ASU specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This ASU also expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This guidance will be effective for any business combinations entered into by the Company for which the acquisition date is after October 1, 2011.
Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
Reclassifications. Certain reclassifications have been made to the financial statements for years prior to September 30, 2011 to conform to current year classifications.